BUSINESS AND BASIS OF PRESENTATION (Details Narrative) $ in Thousands	Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets, Current	$ 157,200
Liabilities, Current	$ 73,600